Federated Institutional High Yield Bond Fund
Portfolio of Investments
January 31, 2020 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—90.4%
	Aerospace/Defense—1.4%
$19,425,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	$20,986,265
18,525,000	TransDigm, Inc., Sr. Sub. Deb., 144A, 5.500%, 11/15/2027	18,673,200
12,000,000	TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	12,667,200
15,425,000	TransDigm, Inc., Sr. Sub. Note, 6.500%, 7/15/2024	15,955,543
18,825,000	TransDigm, Inc., Sr. Sub. Note, 6.500%, 5/15/2025	19,617,250
9,000,000	TransDigm, Inc., Sr. Sub., 6.875%, 5/15/2026	9,610,627
4,750,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	5,210,038
	TOTAL	102,720,123
	Automotive—3.1%
27,175,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	25,679,695
4,106,000	American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	4,168,871
1,200,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2026	1,224,417
22,075,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series WI, 6.500%, 4/1/2027	22,627,427
12,550,000	Dana Financing Lux Sarl, 144A, 6.500%, 6/1/2026	13,339,395
14,475,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	15,132,382
2,875,000	Dana, Inc., Sr. Unsecd. Note, 5.375%, 11/15/2027	2,979,219
25,000	Dana, Inc., Sr. Unsecd. Note, 5.500%, 12/15/2024	25,717
16,325,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 4.875%, 3/15/2027	16,804,139
8,700,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.000%, 5/31/2026	9,053,655
1,500,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.125%, 11/15/2023	1,522,515
6,450,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	6,871,491
6,975,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	7,622,611
16,750,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2026	18,053,946
3,500,000	Panther BF Aggregator 2 LP, Sec. Fac. Bond, 144A, 6.250%, 5/15/2026	3,760,666
49,100,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	52,873,335
25,325,000	Schaeffler Verwaltung Zw, 144A, 4.750%, 9/15/2026	26,206,880
	TOTAL	227,946,361
	Banking—0.3%
16,175,000	Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	18,426,722
	Building Materials—1.8%
8,650,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	8,737,278
24,775,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2026	26,121,521
2,775,000	Beacon Roofing Supply, Inc., 144A, 4.500%, 11/15/2026	2,854,781
9,625,000	Building Materials Corp. of America, Sr. Unsecd. Note, 144A, 6.000%, 10/15/2025	10,070,060
28,250,000	CD&R Waterworks Merger Subsidiary LLC, Sr. Unsecd. Note, 144A, 6.125%, 8/15/2025	29,093,545
24,975,000	Pisces Midco, Inc., Sec. Fac. Bond, 144A, 8.000%, 4/15/2026	26,255,593
1,400,000	Standard Industries, Inc., 144A, 5.500%, 2/15/2023	1,424,486
600,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	616,769
28,300,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	29,568,477
	TOTAL	134,742,510
	Cable Satellite—7.7%
5,725,000	CCO Holdings LLC/Cap Corp., 144A, 5.375%, 5/1/2025	5,913,438
14,350,000	CCO Holdings LLC/Cap Corp., 144A, 5.750%, 2/15/2026	15,084,577
3,125,000	CCO Holdings LLC/Cap Corp., 5.250%, 9/30/2022	3,162,406
11,800,000	CCO Holdings LLC/Cap Corp., 5.750%, 9/1/2023	11,967,147

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Cable Satellite—continued
$4,275,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	$4,477,304
38,075,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	39,216,298
17,725,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	18,597,779
11,150,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	11,672,378
8,600,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	9,207,590
12,600,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.875%, 4/1/2024	13,030,479
12,525,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.875%, 5/1/2027	13,224,928
1,525,000	CSC Holdings LLC, 144A, 5.375%, 7/15/2023	1,560,662
13,925,000	CSC Holdings LLC, 144A, 5.500%, 5/15/2026	14,621,633
25,450,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	27,391,071
5,000,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	5,596,875
4,375,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.625%, 10/15/2025	4,629,800
13,825,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	15,760,811
20,800,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.750%, 7/15/2025	21,970,208
23,725,000	CSC Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	25,222,047
11,600,000	CSC Holdings, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2024	12,552,186
12,850,000	Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	13,836,623
9,375,000	Charter Communications Holdings II, 5.125%, 2/15/2023	9,492,094
2,685,000	Charter Communications Holdings II, 5.750%, 1/15/2024	2,749,883
5,250,000	DISH DBS Corp., 5.000%, 3/15/2023	5,341,928
20,450,000	DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	20,736,607
18,150,000	DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	19,091,077
2,600,000	Intelsat Jackson Holdings S.A., 144A, 8.000%, 2/15/2024	2,666,079
15,575,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	13,193,349
7,950,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 9.750%, 7/15/2025	6,880,049
14,900,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	12,211,817
14,825,000	Sirius XM Radio, Inc., 144A, 4.625%, 5/15/2023	14,985,629
5,650,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2024	5,870,124
5,600,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/1/2027	5,890,360
9,125,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.375%, 4/15/2025	9,430,094
12,100,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.375%, 7/15/2026	12,793,391
8,750,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	9,432,500
35,200,000	Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	37,664,000
6,000,000	Virgin Media Secured Finance PLC, 144A, 5.500%, 8/15/2026	6,306,555
9,850,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	10,385,348
17,325,000	Virgin Media, Inc., Sr. Unsecd. Note, 144A, 5.750%, 1/15/2025	17,895,252
1,425,000	Virgin Media, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2024	1,472,046
3,800,000	Ziggo BV, Sec. Fac. Bond, 144A, 4.875%, 1/15/2030	3,921,944
18,250,000	Ziggo Finance BV, Sec. Fac. Bond, 144A, 5.500%, 1/15/2027	19,378,762
5,525,000	Ziggo Finance BV, Sr. Unsecd. Note, 144A, 5.875%, 1/15/2025	5,699,949
16,750,000	Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	17,630,083
	TOTAL	559,815,160
	Chemicals—2.3%
7,775,000	Alpha 2 BV, Sr. Unsecd. Note, 144A, 8.750%, 6/1/2023	7,934,504
24,675,000	Alpha 3 BV, Sr. Unsecd. Note, 144A, 6.250%, 2/1/2025	25,322,719
19,875,000	Compass Minerals International, Inc., 144A, 4.875%, 7/15/2024	19,808,717
14,600,000	Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 6.750%, 12/1/2027	15,664,048
15,850,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 5.875%, 12/1/2025	16,422,343
14,350,000	Hexion, Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2027	14,816,734

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Chemicals—continued
$30,475,000	Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	$31,297,520
3,450,000	PQ Corp., Sr. Unsecd. Note, 144A, 5.750%, 12/15/2025	3,615,307
29,275,000	Starfruit Finco BV, Sr. Unsecd. Note, 144A, 8.000%, 10/1/2026	30,446,732
	TOTAL	165,328,624
	Construction Machinery—0.6%
11,825,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	12,349,439
6,150,000	United Rentals North America, Inc., Sr. Unsecd. Note, 5.250%, 1/15/2030	6,613,402
4,625,000	United Rentals North America, Inc., Sr. Unsecd. Note, 6.500%, 12/15/2026	5,032,462
4,875,000	United Rentals North America, Inc., Term Loan—2nd Lien, 3.875%, 11/15/2027	4,932,769
7,225,000	United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 7/15/2025	7,490,772
4,325,000	United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 5/15/2027	4,605,368
3,400,000	United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	3,625,335
	TOTAL	44,649,547
	Consumer Cyclical Services—1.7%
13,725,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	14,617,111
52,200,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	55,844,735
35,901,000	GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	38,390,734
8,775,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	8,709,188
7,375,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	7,748,175
	TOTAL	125,309,943
	Consumer Products—0.8%
6,975,000	Energizer Holdings, Inc., Sec. Fac. Bond, 144A, 6.375%, 7/15/2026	7,441,627
5,875,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 6/15/2025	6,078,187
7,200,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 7.750%, 1/15/2027	7,951,680
2,975,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 5.125%, 1/15/2028	3,116,313
31,625,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/1/2024	32,679,219
	TOTAL	57,267,026
	Diversified Manufacturing—1.4%
5,075,000	Amsted Industries, Inc., Sr. Unsecd. Note, 144A, 5.625%, 7/1/2027	5,409,455
3,175,000	CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2024	3,349,323
3,575,000	CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.375%, 2/15/2026	3,843,125
10,300,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 4.625%, 2/10/2026	10,653,805
30,350,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	31,316,192
5,000,000	Stevens Holding Company, Inc., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2026	5,489,238
14,750,000	Titan Acquisition Ltd., Sr. Unsecd. Note, 144A, 7.750%, 4/15/2026	14,398,618
12,775,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	12,862,126
14,600,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	15,117,059
	TOTAL	102,438,941
	Environmental—0.2%
16,050,000	Tervita Escrow Corp., 144A, 7.625%, 12/1/2021	16,366,987
	Finance Companies—2.3%
7,250,000	Avolon Holdings Funding Ltd., Sr. Unsecd. Note, 144A, 5.250%, 5/15/2024	7,999,034
5,775,000	Avolon Holdings Ltd., Sr. Unsecd. Note, 144A, 5.125%, 10/1/2023	6,300,438
4,475,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 3/15/2027	4,475,000
1,525,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 1/25/2023	1,597,438
20,500,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	21,676,905
8,800,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	9,603,000
4,275,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	4,651,628
50,000	Navient Corp., Sr. Unsecd. Note, 7.250%, 9/25/2023	55,375

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Finance Companies—continued
$5,575,000	Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	$5,953,041
43,150,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, 144A, 5.500%, 2/15/2024	47,843,425
39,050,000	Quicken Loans, Inc., 144A, 5.750%, 5/1/2025	40,498,169
18,600,000	Quicken Loans, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/15/2028	19,294,198
	TOTAL	169,947,651
	Food & Beverage—2.3%
11,600,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	12,113,416
16,675,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	17,497,911
6,925,000	Aramark Services, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2026	7,218,083
17,300,000	B&G Foods, Inc., Sr. Unsecd. Note, 5.250%, 4/1/2025	17,697,295
5,175,000	Lamb Weston Holdings, Inc., Sr. Unsub., 144A, 4.875%, 11/1/2026	5,465,964
1,925,000	Performance Food Group, Inc., 144A, 5.500%, 6/1/2024	1,969,111
12,600,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	13,293,315
11,600,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2026	11,998,460
6,925,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2025	7,187,562
7,850,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	8,324,925
7,450,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	7,892,158
30,525,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	32,274,769
20,975,000	U.S. Foodservice, Inc., Sr. Unsecd. Note, 144A, 5.875%, 6/15/2024	21,493,397
	TOTAL	164,426,366
	Gaming—3.3%
8,250,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 12/1/2027	8,450,887
6,075,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	6,470,482
8,675,000	Boyd Gaming Corp., Sr. Unsecd. Note, Series WI, 6.000%, 8/15/2026	9,241,890
25,225,000	CRC Escrow Issuer LLC, Sr. Unsecd. Note, 144A, 5.250%, 10/15/2025	25,663,915
13,675,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 6.000%, 4/1/2025	14,338,443
3,900,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 6.000%, 9/15/2026	4,282,684
50,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 7.000%, 8/1/2023	51,843
5,025,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 4.500%, 1/15/2028	5,199,129
2,825,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	3,087,372
2,175,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.750%, 2/1/2027	2,422,406
3,300,000	MGM Resorts International, 6.000%, 3/15/2023	3,627,640
10,250,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	10,777,132
9,275,000	MGM Resorts International, Sr. Unsecd. Note, 5.500%, 4/15/2027	10,219,659
12,025,000	MGM Resorts International, Sr. Unsecd. Note, 5.750%, 6/15/2025	13,435,653
24,375,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 144A, 7.875%, 10/15/2024	24,913,322
7,125,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	7,498,724
32,425,000	Star Group Holdings BV, Sr. Unsecd. Note, 144A, 7.000%, 7/15/2026	35,281,642
9,025,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	9,033,664
17,325,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2025	17,774,584
7,275,000	Sugarhouse HSP Gaming Finance Corp., Sec. Fac. Bond, 144A, 5.875%, 5/15/2025	7,314,394
1,125,000	VICI Properties LP/ VICI Note Co., Inc., 144A, 3.500%, 2/15/2025	1,146,797
1,675,000	VICI Properties LP/ VICI Note Co., Inc., 144A, 3.750%, 2/15/2027	1,686,516
1,125,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/15/2030	1,143,984
8,175,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.250%, 12/1/2026	8,405,249
6,525,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2029	6,830,696
	TOTAL	238,298,707
	Health Care—8.4%
7,525,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	7,640,998

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Health Care—continued
$26,700,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.500%, 3/1/2024	$27,570,487
27,650,000	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/15/2023	25,864,225
6,925,000	Avantor, Inc., 144A, 6.000%, 10/1/2024	7,372,251
34,675,000	Avantor, Inc., Sr. Unsecd. Note, 144A, 9.000%, 10/1/2025	38,395,107
24,350,000	CHS/Community Health Systems, Inc., 6.250%, 3/31/2023	24,897,875
5,175,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.625%, 2/15/2025	5,240,619
2,050,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	2,140,352
7,775,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.625%, 1/15/2024	8,280,297
3,225,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 4.250%, 5/1/2028	3,277,987
5,075,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2026	5,410,318
23,750,000	Enterprise Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.750%, 10/15/2026	14,388,878
9,200,000	HCA, Inc., 5.000%, 3/15/2024	10,196,466
10,750,000	HCA, Inc., 5.875%, 5/1/2023	11,842,899
24,675,000	HCA, Inc., 5.875%, 2/15/2026	28,361,445
2,700,000	HCA, Inc., 6.250%, 2/15/2021	2,807,325
22,525,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	25,220,905
5,975,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 9/1/2026	6,737,261
5,200,000	HCA, Inc., Sr. Unsecd. Note, 5.625%, 9/1/2028	6,022,380
4,525,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/1/2029	5,345,609
11,625,000	HCA, Inc., Sr. Unsecd. Note, 7.500%, 2/15/2022	12,781,339
2,625,000	Hill-Rom Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 9/15/2027	2,686,432
14,725,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	15,440,230
8,450,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	8,934,713
24,175,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	27,046,386
13,775,000	MEDNAX, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2027	14,068,063
38,075,000	MPH Acquisition Holdings LLC, 144A, 7.125%, 6/1/2024	36,975,013
6,248,000	Ortho-Clinical Diagnostics, Inc., 144A, 6.625%, 5/15/2022	6,240,149
21,350,000	Polaris Intermediate Corp., Sr. Unsecd. Note, 144A, 8.500%, 12/1/2022	19,972,786
9,950,000	RegionalCare Hospital Partners Holdings, Inc., Sr. Unsecd. Note, 144A, 11.500%, 5/1/2024	10,696,250
4,375,000	RegionalCare Hospital Partners Holdings, Inc., Term Loan—1st Lien, 144A, 8.250%, 5/1/2023	4,597,797
15,825,000	Surgery Center Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 7/1/2025	16,095,370
49,500,000	Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	29,227,027
5,375,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	5,667,131
4,950,000	Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	5,174,470
12,875,000	Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	13,406,094
13,700,000	Tenet Healthcare Corp., 144A, 5.125%, 11/1/2027	14,436,375
14,850,000	Tenet Healthcare Corp., 5.125%, 5/1/2025	15,147,000
10,000,000	Tenet Healthcare Corp., Sr. Secd. Note, 4.625%, 7/15/2024	10,270,850
16,600,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	18,087,111
13,500,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 7.000%, 8/1/2025	14,011,852
3,550,000	Vizient, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2027	3,836,671
37,375,000	West Street Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.375%, 9/1/2025	36,907,439
	TOTAL	608,720,232
	Health Insurance—1.0%
17,950,000	Centene Corp., Sr. Unsecd. Note, 144A, 4.250%, 12/15/2027	18,790,957
20,300,000	Centene Corp., Sr. Unsecd. Note, 144A, 4.625%, 12/15/2029	21,886,445
5,950,000	Centene Corp., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2025	6,160,719
50,000	Centene Corp., Sr. Unsecd. Note, 144A, 5.250%, 4/1/2025	52,000
11,800,000	Centene Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2026	12,574,080

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Insurance—continued
$7,400,000		Centene Corp., Sr. Unsecd. Note, 144A, 5.375%, 8/15/2026	$7,881,000
6,675,000		Centene Corp., Sr. Unsecd. Note, 4.750%, 1/15/2025	6,911,395
50,000		Centene Corp., Sr. Unsecd. Note, 6.125%, 2/15/2024	51,688
		TOTAL	74,308,284
		Independent Energy—4.2%
4,575,000		Antero Resources Corp., Sr. Unsecd. Note, 5.000%, 3/1/2025	3,030,023
1,850,000		Antero Resources Corp., Sr. Unsecd. Note, 5.125%, 12/1/2022	1,598,918
6,000,000		Antero Resources Corp., Sr. Unsecd. Note, 5.625%, 6/1/2023	4,335,000
2,350,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	1,675,192
7,200,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 10.000%, 4/1/2022	7,073,953
9,050,000		Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	8,419,645
12,793,000		Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	12,265,289
6,850,000		Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	6,492,755
11,100,000		Carrizo Oil & Gas, Inc., 6.250%, 4/15/2023	11,155,389
6,350,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	6,497,225
11,400,000		Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	11,305,351
13,509,000		Chesapeake Energy Corp., 144A, 11.500%, 1/1/2025	10,904,465
1,900,000		Chesapeake Energy Corp., 5.750%, 3/15/2023	1,144,370
10,175,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2024	5,418,289
25,250,000		Crownrock LP/Crownrock F, 144A, 5.625%, 10/15/2025	25,536,840
14,775,000	[1,2]	EP Energy LLC/Everest Acquisition Finance, Inc., Sec. Fac. Bond, 144A, 8.000%, 11/29/2024	7,707,600
2,425,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.500%, 1/30/2026	2,494,288
3,700,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	3,854,845
6,375,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.000%, 10/15/2024	3,529,838
7,250,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.375%, 5/15/2025	3,646,134
2,100,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.625%, 5/1/2023	1,433,901
4,425,000		Gulfport Energy Corp., Sr. Unsecd. Note, Series WI, 6.375%, 1/15/2026	2,144,587
7,900,000		Jagged Peak Energy, Inc., Sr. Unsecd. Note, Series WI, 5.875%, 5/1/2026	8,155,743
11,316,000		Oasis Petroleum, Inc., 6.875%, 3/15/2022	10,891,650
3,925,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	3,722,617
9,550,000		Oasis Petroleum, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/1/2026	7,305,989
4,850,000		PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	4,876,263
12,075,000		PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	11,685,883
1,850,000		Parsley Energy LLC/Parsley Finance Corp., 144A, 6.250%, 6/1/2024	1,920,143
3,550,000		Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2025	3,649,098
2,025,000		Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2025	2,088,504
6,750,000		Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.625%, 10/15/2027	7,164,112
7,225,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.250%, 5/1/2023	6,954,062
6,575,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.625%, 3/1/2026	5,880,680
3,475,000		Range Resources Corp., Sr. Unsecd. Note, 144A, 9.250%, 2/1/2026	3,072,126
11,994,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	9,355,320
6,450,000		Range Resources Corp., Sr. Unsecd. Note, 5.000%, 3/15/2023	5,563,060
5,075,000		SM Energy Co., Sr. Unsecd. Note, 5.000%, 1/15/2024	4,645,731
5,575,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	5,061,626
2,900,000		SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	2,631,235
7,225,000		SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	6,581,271
15,100,000		SRC Energy, Inc., Sr. Unsecd. Note, Series WI, 6.250%, 12/1/2025	15,250,849
9,925,000		Southwestern Energy Co., Sr. Unsecd. Note, 7.750%, 10/1/2027	8,262,811
2,750,000		Ultra Resources, Inc., Sr. Unsecd. Note, 144A, 6.875%, 4/15/2022	288,750

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$10,900,000	Ultra Resources, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2025	$790,250
3,450,000	WPX Energy, Inc., Sr. Unsecd. Note, 4.500%, 1/15/2030	3,475,772
1,575,000	WPX Energy, Inc., Sr. Unsecd. Note, 5.250%, 9/15/2024	1,653,734
6,475,000	WPX Energy, Inc., Sr. Unsecd. Note, 5.250%, 10/15/2027	6,778,354
3,200,000	WPX Energy, Inc., Sr. Unsecd. Note, 5.750%, 6/1/2026	3,359,432
12,350,000	Whiting Petroleum Corp., Sr. Unsecd. Note, 6.250%, 4/1/2023	8,675,875
9,500,000	Whiting Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.625%, 1/15/2026	5,343,513
	TOTAL	306,748,350
	Industrial - Other—0.6%
8,225,000	Anixter, Inc., Sr. Unsecd. Note, 6.000%, 12/1/2025	8,742,476
13,050,000	Hillman Group, Inc., Unsecd. Note, 144A, 6.375%, 7/15/2022	12,238,447
3,575,000	IAA Spinco, Inc., Sr. Unsecd. Note, 144A, 5.500%, 6/15/2027	3,800,225
10,525,000	KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	10,818,805
7,050,000	Resideo Funding, Inc., Sr. Unsecd. Note, 144A, 6.125%, 11/1/2026	6,944,074
	TOTAL	42,544,027
	Insurance - P&C—4.0%
10,225,000	Acrisure LLC, Sec. Fac. Bond, 144A, 8.125%, 2/15/2024	10,947,141
16,800,000	Acrisure LLC, Sr. Unsecd. Note, 144A, 7.000%, 11/15/2025	16,505,832
14,450,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	15,235,357
32,500,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 7.750%, 7/1/2026	35,571,331
26,275,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	26,800,237
12,275,000	GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	13,046,453
80,450,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	83,062,614
8,975,000	Kirs Midco 3 PLC, Sec. Fac. Bond, 144A, 8.625%, 7/15/2023	9,239,179
33,800,000	NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2025	34,459,100
5,400,000	NFP Corp., Sr. Unsecd. Note, 144A, 8.000%, 7/15/2025	5,616,621
36,825,000	USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	37,838,056
	TOTAL	288,321,921
	Leisure—0.6%
4,175,000	Live Nation Entertainment, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2027	4,302,964
23,800,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	24,767,470
500,000	Viking Cruises Ltd., Sr. Unsecd. Note, 144A, 5.875%, 9/15/2027	513,450
5,225,000	Viking Cruises Ltd., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2025	5,379,581
10,975,000	Voc Escrow Ltd., 144A, 5.000%, 2/15/2028	11,379,429
	TOTAL	46,342,894
	Lodging—0.6%
2,525,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 4.250%, 9/1/2024	2,570,235
15,550,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 5.125%, 5/1/2026	16,328,239
4,850,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	5,140,139
25,000	Hilton Worldwide Finance LLC, Sr. Unsecd. Note, 4.625%, 4/1/2025	25,635
7,100,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2027	7,397,135
9,175,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 5.375%, 4/15/2026	9,620,653
	TOTAL	41,082,036
	Media Entertainment—5.9%
22,150,000	AMC Networks, Inc., Sr. Unsecd. Note, 4.750%, 8/1/2025	22,408,380
8,950,000	AMC Networks, Inc., Sr. Unsecd. Note, 5.000%, 4/1/2024	9,151,375
18,025,000	CBS Radio, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/1/2024	19,001,324
8,625,000	Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	9,083,195
11,625,000	Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 5.375%, 8/15/2026	11,601,471

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media Entertainment—continued
$26,300,000		Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	$24,639,155
15,400,000		Entercom Media Corp., 144A, 6.500%, 5/1/2027	16,528,088
10,025,000		Gannett Co., Inc., 6.375%, 10/15/2023	10,256,076
5,450,000		Gannett Co., Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/15/2024	5,620,313
6,725,000		Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	7,334,621
4,375,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.125%, 10/15/2024	4,526,309
19,825,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	20,778,582
3,450,000		iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	3,522,864
6,250,000		iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	6,527,188
802,564		iHeartCommunications, Inc., 6.375%, 5/1/2026	868,273
13,450,000	[1,2,3]	iHeartCommunications, Inc., Escrow, 0.000%, 3/1/2021	0
40,179,646		iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	43,769,296
3,775,000		Lamar Media Corp., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2028	3,809,655
50,000		Lamar Media Corp., Sr. Unsecd. Note, 5.750%, 2/1/2026	52,783
13,600,000		Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	14,318,726
5,100,000		Match Group, Inc., Sr. Unsecd. Note, 6.375%, 6/1/2024	5,357,117
22,900,000		Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 8/1/2024	23,863,746
23,825,000		Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	25,150,861
16,600,000		Nielsen Finance LLC/Nielsen Finance Co., 144A, 5.000%, 4/15/2022	16,712,548
9,350,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2025	9,538,029
2,300,000		Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	2,373,255
15,050,000		Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	15,792,717
14,475,000		Sinclair Television Group, 144A, 5.625%, 8/1/2024	14,921,337
11,075,000		Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	11,369,567
12,550,000		Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	13,204,514
9,700,000		Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	9,766,687
20,000,000		Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	20,275,000
29,300,000		Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	30,252,250
		TOTAL	432,375,302
		Metals & Mining—1.6%
17,550,000		Coeur Mining, Inc., Sr. Unsecd. Note, 5.875%, 6/1/2024	17,552,194
23,575,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	24,095,654
7,975,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.000%, 9/1/2027	8,278,848
8,250,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2029	8,760,263
19,350,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	19,927,065
2,750,000		HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2023	2,806,141
22,025,000		HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.625%, 1/15/2025	22,456,360
1,825,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.250%, 4/15/2023	1,854,767
7,925,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.500%, 10/1/2024	8,164,731
3,625,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.000%, 8/15/2040	4,182,527
		TOTAL	118,078,550
		Midstream—6.1%
6,750,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.500%, 5/20/2025	7,239,308
3,075,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.625%, 5/20/2024	3,275,459
6,075,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	6,651,047
15,350,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	16,828,972
16,250,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	12,715,219
21,550,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	16,813,849
16,625,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 5.375%, 9/15/2024	14,763,000

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$700,000	Atlas Pipeline Partners LP, 5.875%, 8/1/2023	$700,875
25,000,000	CNX Midstream Partners LP/CNX Midstream Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 3/15/2026	22,988,812
4,300,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/2027	4,799,179
13,050,000	Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 5.875%, 3/31/2025	14,849,399
19,675,000	Cheniere Energy Partners, LP, Series WI, 5.250%, 10/1/2025	20,314,241
10,825,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	11,034,464
9,000,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 5.625%, 10/1/2026	9,444,384
9,800,000	Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	8,321,817
8,450,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.500%, 5/1/2021	7,376,005
11,375,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.750%, 1/15/2022	9,700,736
10,900,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	11,295,125
26,875,000	Holly Energy Partners LP, 144A, 6.000%, 8/1/2024	28,156,669
8,350,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	8,498,755
1,568,000	MPLX LP, Sr. Unsecd. Note, 144A, 6.250%, 10/15/2022	1,598,812
3,050,000	MPLX LP, Sr. Unsecd. Note, 144A, 6.375%, 5/1/2024	3,174,710
22,950,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	23,680,957
6,500,000	NuStar Logistics LP, Sr. Unsecd. Note, 6.000%, 6/1/2026	6,851,481
14,925,000	Suburban Propane Partners LP, 5.500%, 6/1/2024	15,260,663
7,775,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.750%, 3/1/2025	7,933,727
13,875,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	14,330,759
21,175,000	Summit Midstream Holdings LLC, 5.500%, 8/15/2022	18,680,331
18,675,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	14,418,687
4,925,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.500%, 2/15/2026	5,080,667
8,475,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.875%, 3/15/2028	9,040,261
18,775,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	19,387,065
1,825,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	1,993,813
23,300,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	23,761,864
5,950,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.125%, 2/1/2025	6,143,316
6,900,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.250%, 5/1/2023	6,974,762
12,825,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.375%, 2/1/2027	13,329,664
10,250,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.875%, 4/15/2026	10,832,958
7,700,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	7,741,176
	TOTAL	445,982,988
	Oil Field Services—1.8%
6,425,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	6,625,781
23,275,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	24,881,615
2,700,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	2,710,125
2,750,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	2,729,375
7,100,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	6,765,217
925,000	Precision Drilling Corp., Sr. Unsecd. Note, 5.250%, 11/15/2024	828,648
10,300,000	Precision Drilling Corp., Sr. Unsecd. Note, 7.750%, 12/15/2023	10,166,976
14,775,000	Sesi LLC, 7.125%, 12/15/2021	13,149,750
20,050,000	Sesi LLC, Sr. Unsecd. Note, Series WI, 7.750%, 9/15/2024	12,541,776
14,175,000	Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/15/2025	13,218,046
13,525,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	14,123,481
22,675,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	23,624,493
	TOTAL	131,365,283
	Packaging—6.0%
37,275,000	ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	38,508,802

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Packaging—continued
$15,825,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	$16,625,745
16,700,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	17,493,250
75,000	Ball Corp., Sr. Unsecd. Note, 4.875%, 3/15/2026	82,264
15,300,000	Berry Global Escrow Corp., 144A, 4.875%, 7/15/2026	16,014,908
9,025,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	9,600,569
10,000,000	Berry Plastics Corp., 5.125%, 7/15/2023	10,200,100
15,450,000	Berry Plastics Corp., 5.500%, 5/15/2022	15,604,392
2,513,000	Berry Plastics Corp., 6.000%, 10/15/2022	2,564,044
17,550,000	Bway Holding Co., Sec. Fac. Bond, 144A, 5.500%, 4/15/2024	18,128,448
45,300,000	Bway Holding Co., Sr. Unsecd. Note, 144A, 7.250%, 4/15/2025	45,186,297
50,000	Crown Americas LLC, 4.500%, 1/15/2023	52,696
750,000	Crown Americas LLC, Sr. Unsecd. Note, 4.250%, 9/30/2026	784,011
10,100,000	Crown Americas LLC/Crown Americas Capital Corp VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	10,520,135
42,375,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2025	42,639,420
35,175,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2026	35,884,744
5,225,000	Greif, Inc., Sr. Unsecd. Note, 144A, 6.500%, 3/1/2027	5,636,312
825,000	Owens-Brockway Glass Container, Inc., 144A, 5.000%, 1/15/2022	855,344
10,700,000	Owens-Brockway Glass Container, Inc., 144A, 5.375%, 1/15/2025	11,413,316
3,525,000	Owens-Brockway Glass Container, Inc., 144A, 5.875%, 8/15/2023	3,774,693
19,625,000	Owens-Brockway Glass Container, Inc., 144A, 6.375%, 8/15/2025	21,930,937
27,350,000	Reynolds Group Issuer, Inc./LLC/LU, 144A, 7.000%, 7/15/2024	28,290,156
21,344,598	Reynolds Group Issuer, Inc./LLC/LU, 5.750%, 10/15/2020	21,420,371
3,525,000	Sealed Air Corp., 144A, 4.875%, 12/1/2022	3,719,975
7,450,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/1/2027	7,505,875
1,900,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.125%, 12/1/2024	2,056,750
5,000,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.500%, 9/15/2025	5,495,825
18,225,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	16,592,313
12,075,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.250%, 8/1/2024	12,291,324
4,350,000	Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	4,591,964
11,525,000	Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	12,698,821
	TOTAL	438,163,801
	Paper—0.4%
4,375,000	Clearwater Paper Corp., Sr. Note, 4.500%, 2/1/2023	4,407,812
21,916,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	22,847,430
5,150,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	5,576,665
	TOTAL	32,831,907
	Pharmaceuticals—3.6%
5,875,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	6,097,751
5,050,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	5,412,338
1,125,000	Bausch Health Cos, Inc., Sr. Secd. Note, 144A, 6.500%, 3/15/2022	1,147,286
7,200,000	Bausch Health Cos, Inc., Sr. Secd. Note, 144A, 7.000%, 3/15/2024	7,479,252
8,100,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/30/2028	8,221,500
2,680,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2023	2,694,512
1,420,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2023	1,433,313
47,325,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/15/2025	48,778,114
12,675,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	14,227,434
16,500,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	18,696,150
11,175,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.000%, 12/15/2025	12,641,719
6,350,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.250%, 4/1/2026	7,258,685

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Pharmaceuticals—continued
$13,100,000	Eagle Holding Co. II LLC, Sr. Unsecd. Note, 144A, 7.625%, 5/15/2022	$13,263,658
13,150,000	Eagle Holding Co. II LLC, Unsecd. Note, 144A, 7.750%, 5/15/2022	13,304,907
14,124,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 7/15/2023	10,840,029
28,200,000	Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2025	19,607,742
46,850,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 6.375%, 8/1/2023	48,255,031
39,700,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2025	14,589,750
17,600,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	7,003,304
	TOTAL	260,952,475
	Restaurants—1.4%
1,825,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 3.875%, 1/15/2028	1,839,965
14,250,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	14,310,562
41,075,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 5.000%, 10/15/2025	42,421,233
13,575,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Sr. Secd. Note, 144A, 4.250%, 5/15/2024	13,891,773
8,850,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	9,343,675
7,100,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	7,585,271
5,500,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 5.000%, 6/1/2024	5,669,593
6,850,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/1/2026	7,192,671
	TOTAL	102,254,743
	Retailers—0.8%
8,550,000	Hanesbrands, Inc., Sr. Unsecd. Note, 144A, 4.875%, 5/15/2026	9,025,380
14,700,000	Michaels Stores, Inc., Sr. Unsecd. Note, 144A, 8.000%, 7/15/2027	13,220,445
17,000,000	Party City Holdings, Inc., Sr. Unsecd. Note, 144A, 6.125%, 8/15/2023	14,726,250
27,050,000	Party City Holdings, Inc., Sr. Unsecd. Note, 144A, 6.625%, 8/1/2026	19,476,000
	TOTAL	56,448,075
	Supermarkets—1.0%
2,700,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 2/15/2023	2,754,486
3,800,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 4.875%, 2/15/2030	3,914,000
5,550,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	5,934,893
6,450,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	7,155,462
39,550,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.750%, 3/15/2025	41,050,329
10,000,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 6.625%, 6/15/2024	10,424,900
	TOTAL	71,234,070
	Technology—7.0%
18,675,000	Banff Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.750%, 9/1/2026	19,208,638
6,575,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 4.250%, 4/1/2028	6,825,047
3,450,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.000%, 9/1/2025	3,590,881
12,925,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.500%, 12/1/2024	14,454,480
34,575,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2024	36,390,187
10,675,000	Ensemble S Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.000%, 9/30/2023	10,999,680
2,650,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2028	2,703,000
4,900,000	Financial & Risk US Holdings, Inc., 144A, 6.250%, 5/15/2026	5,295,185
39,650,000	Financial & Risk US Holdings, Inc., Sr. Unsecd. Note, 144A, 8.250%, 11/15/2026	44,185,960
6,950,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 5.125%, 4/1/2025	7,239,572
34,175,000	Inception Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/15/2024	33,918,687
36,825,000	Infor US, Inc., 6.500%, 5/15/2022	37,035,639
27,875,000	Italics Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 7.125%, 7/15/2023	28,223,159
26,500,000	JDA Escrow LLC/JDA Bond Finance, Inc., 144A, 7.375%, 10/15/2024	27,438,497
6,300,000	NCR Corp., 6.375%, 12/15/2023	6,472,399
6,000,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	6,405,165

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$7,600,000	NCR Corp., Sr. Unsecd. Note, 5.000%, 7/15/2022	$7,683,220
13,750,000	Nuance Communications, Inc., Sr. Unsecd. Note, 5.625%, 12/15/2026	14,658,497
4,400,000	PTC, Inc., Sr. Unsecd. Note, 144A, 4.000%, 2/15/2028	4,455,000
10,875,000	Qorvo, Inc., 144A, 4.375%, 10/15/2029	11,384,766
5,275,000	Riverbed Technology, Inc., Sr. Unsecd. Note, 144A, 8.875%, 3/1/2023	3,402,375
28,475,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	30,174,246
1,525,000	Sabre GLBL, Inc., 144A, 5.250%, 11/15/2023	1,565,047
4,975,000	Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023	5,072,435
5,000,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	5,080,375
1,675,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2025	1,816,680
5,475,000	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, 144A, 6.250%, 2/15/2026	5,759,700
7,650,000	Star Merger Sub, Inc., 144A, 6.875%, 8/15/2026	8,410,219
36,675,000	Star Merger Sub, Inc., Sr. Unsecd. Note, 144A, 10.250%, 2/15/2027	42,108,401
13,800,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2025	14,406,027
51,275,000	Tempo Acquisition LLC, Sr. Unsecd. Note, 144A, 6.750%, 6/1/2025	53,197,300
50,000	Verisign, Inc., Sr. Unsecd. Note, 4.750%, 7/15/2027	52,843
9,475,000	Western Digital Corp., Sr. Unsecd. Note, 4.750%, 2/15/2026	10,132,328
	TOTAL	509,745,635
	Transportation Services—0.1%
7,050,000	Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	7,252,687
	Utility - Electric—2.8%
14,450,000	Calpine Corp., 144A, 4.500%, 2/15/2028	14,395,812
11,025,000	Calpine Corp., 144A, 5.250%, 6/1/2026	11,410,021
18,400,000	Calpine Corp., 5.750%, 1/15/2025	18,961,568
7,575,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	7,556,063
26,750,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	28,602,972
7,575,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	8,177,213
12,750,000	NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	13,729,837
11,025,000	NRG Energy, Inc., Sr. Unsecd. Note, 7.250%, 5/15/2026	11,955,179
5,125,000	NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	5,525,519
1,775,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.250%, 1/31/2023	1,828,889
11,875,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	12,535,844
27,175,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	29,399,274
1,550,000	Vistra Energy Corp., Sr. Unsecd. Note, 5.875%, 6/1/2023	1,581,016
10,750,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.000%, 7/31/2027	11,052,612
6,525,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	6,801,154
17,325,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	18,050,051
	TOTAL	201,563,024
	Wireless Communications—3.3%
8,075,000	Altice France SA, 144A, 8.125%, 2/1/2027	9,038,751
19,025,000	Altice Luxembourg SA, Sr. Unsecd. Note, 144A, 7.625%, 2/15/2025	19,827,855
46,825,000	Numericable-SFR SAS, 144A, 7.375%, 5/1/2026	49,899,061
20,225,000	Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	20,616,354
24,875,000	Sprint Corp., 7.125%, 6/15/2024	25,744,008
18,075,000	Sprint Corp., 7.875%, 9/15/2023	19,240,386
22,150,000	Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	23,113,303
9,575,000	Sprint Corp., Sr. Unsecd. Note, 7.625%, 3/1/2026	10,010,662
1,675,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 4.500%, 2/1/2026	1,725,719
10,525,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2028	11,215,440

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireless Communications—continued
$7,875,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2025	$8,129,363
2,200,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2027	2,353,610
1,625,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.000%, 3/1/2023	1,658,093
3,050,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.000%, 4/15/2024	3,147,188
11,000,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	11,377,025
11,475,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.500%, 1/15/2024	11,804,791
8,325,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.500%, 1/15/2026	8,893,598
		TOTAL	237,795,207
		TOTAL CORPORATE BONDS (IDENTIFIED COST $6,532,601,511)	6,581,796,159
		COMMON STOCKS—0.1%
		Chemicals—0.1%
342,645	[1]	Hexion Holdings Corp.	4,454,385
		Media Entertainment—0.0%
141,935	[1]	iHeartMedia, Inc.	2,509,411
		TOTAL COMMON STOCKS (IDENTIFIED COST $8,368,126)	6,963,796
		INVESTMENT COMPANIES—9.3%
427,919,557		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.71%[4]	428,047,933
39,061,976		High Yield Bond Portfolio	246,481,069
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $683,724,568)	674,529,002
		TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $7,224,694,205)	7,263,288,957
		OTHER ASSETS AND LIABILITIES - NET—0.2%[5]	17,428,625
		TOTAL NET ASSETS—100%	$7,280,717,582
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2020, were as follows:
	Federated Institutional Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 10/31/2019	289,445,405	39,061,976	328,507,381
Purchases/Additions	484,013,076	—	484,013,076
Sales/Reductions	(345,538,924)	—	(345,538,924)
Balance of Shares Held 1/31/2020	427,919,557	39,061,976	466,981,533
Value	$428,047,933	$246,481,069	$674,529,002
Change in Unrealized Appreciation/Depreciation	$(1,319)	$1,953,098	$1,951,779
Net Realized Gain/(Loss)	$(504)	$—	$(504)
Dividend Income	$1,385,298	$3,926,550	$5,311,848
Gain Distributions Received	$768	$—	$768
1	Non-income-producing security.
2	Issuer in default.
3	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2020.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$6,581,796,159	$0	$6,581,796,159
Equity Securities:
Common Stocks
Domestic	6,963,796	—	—	6,963,796
Investment Companies	674,529,002	—	—	674,529,002
TOTAL SECURITIES	$681,492,798	$6,581,796,159	$0	$7,263,288,957
The following acronym is used throughout this portfolio:
MTN	—Medium Term Note